Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Net earnings	$ 1,710	$ 1,514
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation - property, plant and equipment	1,542	1,460
Amortization - intangible assets	150	145
Amortization - other	81	63
Deferred income tax expense (Note 23)	272	182
Equity component, allowance for funds used during construction (Note 22)	(101)	(78)
Other	72	105
Change in long-term regulatory assets and liabilities	(100)	162
Change in working capital (Note 25)	(81)	(479)
Cash from operating activities	3,545	3,074
Investing activities
Additions to property, plant and equipment	(3,986)	(3,587)
Additions to intangible assets	(183)	(278)
Contributions in aid of construction	216	111
Proceeds on disposition, net (Note 21)	454	0
Contributions to equity-accounted investees	(24)	(100)
Other	(219)	(205)
Cash used in investing activities	(3,742)	(4,059)
Financing activities
Proceeds from long-term debt, net of issuance costs (Note 14)	2,810	3,067
Repayments of long-term debt and finance leases	(1,210)	(1,526)
Borrowings under committed credit facilities	7,217	6,651
Repayments under committed credit facilities	(7,276)	(6,381)
Net change in short-term borrowings	(126)	(21)
Issue of common shares, net of costs, and dividends reinvested	43	53
Dividends
Common shares, net of dividends reinvested	(701)	(673)
Preference shares	(67)	(64)
Subsidiary dividends paid to non-controlling interests	(83)	(66)
Other	6	(5)
Cash from financing activities	613	1,035
Effect of exchange rate changes on cash and cash equivalents	0	28
Change in cash and cash equivalents	416	78
Cash and cash equivalents, beginning of year	209	131
Cash and cash equivalents, end of year	$ 625	$ 209